Components of Oil and Gas Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Gas and Oil Acreage [Line Items]
Oil and gas interests	$ 18,388	$ 18,098
Less: accumulated depletion	(11,352)	(10,385)
impairment charge	(1,638)
Oil and gas interests, net	$ 5,398	$ 7,713